Investment Risks	Feb. 28, 2025
Sound Mind Investing Fund
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the SMI Fund cannot guarantee that it will achieve its investment objective. An investment in the SMI Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the SMI Fund’s returns and share price will fluctuate, and you may lose money by investing in the SMI Fund. Below are some of the specific risks of investing in the SMI Fund. Insofar as the SMI Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Sound Mind Investing Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. Overall stock market risks may affect the value of the SMI Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the SMI Fund on a daily basis, and, as a result, such movements may negatively affect the SMI Fund’s net asset value per share (“NAV”). When the value of the SMI Fund’s investments goes down, your investment in the SMI Fund decreases in value and you could lose money.

Sound Mind Investing Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The SMI Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the SMI Fund’s overall performance may suffer.

Sound Mind Investing Fund | Other Investment Company Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Other Investment Company Securities Risks. When the SMI Fund invests in another mutual fund or an ETF, the SMI Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The SMI Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Sound Mind Investing Fund | Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Style Risk. The SMI Fund may invest in Underlying Funds that use growth- and/or value- oriented investing styles, or other styles. If the Underlying Fund’s portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the Underlying Fund’s return and ultimately reducing the SMI Fund’s return, or causing it to lose money on the investment. With respect to Underlying Funds with a value investing approach, the market may not agree with a value manager’s determination that the fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the adviser believes are their full value. They may even decrease in value.

Sound Mind Investing Fund | Small And Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Cap Risk. To the extent the SMI Fund invests in other investment companies that invest in small- and mid-cap companies, the SMI Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Sound Mind Investing Fund | Volatility Risk [Member]
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Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the SMI Fund’s shares.

Sound Mind Investing Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The SMI Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Sound Mind Investing Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Underlying Funds in the SMI Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the SMI Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China’s military (the “Order”). The Order applies to the publicly traded securities of any company designated as a “Communist Chinese military company” (“CCMC”) by the U.S. Department of Defense or the U.S. Treasury’s Office of Foreign Assets Control (“OFAC”), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

Sound Mind Investing Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. Underlying Funds in the SMI Fund’s portfolio may invest in fixed income securities, including high-yield debt securities (junk bonds), which are subject to a number of risks. For example, the issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the SMI Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

Sound Mind Investing Fund | High Yield Securities Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Securities (“Junk Bond”) Risk. To the extent that the SMI Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the SMI Fund’s return.

Sound Mind Investing Fund | Industry Or Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI Fund invests focus their investments in a particular industry or sector, the SMI Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Sound Mind Investing Fund | Derivatives Risk [Member]
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Derivatives Risk. Underlying Funds in the SMI Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, index futures contracts and options thereon, and currency forwards. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the SMI Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the SMI Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Sound Mind Investing Fund | Non Diversification Risk [Member]
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Non-Diversification Risk. Underlying Funds in which the SMI Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Sound Mind Investing Fund | Commodity Risk [Member]
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Commodity Risk. Some of the Underlying Funds and other instruments in the SMI Fund’s portfolio may invest directly or indirectly in any physical commodities, including but not limited to, gold, silver, and other precious materials. Accordingly, the SMI Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the SMI Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the SMI Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

Sound Mind Investing Fund | Bitcoin Risk [Member]
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Risk [Text Block]

Bitcoin Risk. Underlying Funds in which the SMI Fund invests may have exposure to bitcoin, including through bitcoin futures. The value of an Underlying Fund’s investment in bitcoin is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of an Underlying Fund. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the SMI Fund’s investment in Underlying Funds. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the SMI Fund’s investment in an Underlying Fund.

Sound Mind Investing Fund | R I C Qualification Risk [Member]
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RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”), the SMI Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the SMI Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the SMI Fund to fail the income source component of the RIC requirements. If, in any year, the SMI Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the SMI Fund would be taxed as an ordinary corporation (i.e., a C corporation) and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the SMI Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Sound Mind Investing Fund | Publicly Traded Partnership Risk [Member]
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Risk [Text Block]

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Sound Mind Investing Fund | Market Timing Risk [Member]
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Market Timing Risk. Because the SMI Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the SMI Fund.

Sound Mind Investing Fund | Cybersecurity Risk [Member]
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Cybersecurity Risk. The SMI Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the SMI Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the SMI Fund may invest, which may cause the SMI Fund’s investments in such companies to lose value. There is no guarantee the SMI Fund will be successful in protecting against cybersecurity breaches.

Sound Mind Investing Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying Funds in which the SMI Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
SMI Multi-Strategy Fund
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the Multi-Strategy Fund cannot guarantee that it will achieve its investment objective. An investment in the Multi-Strategy Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Multi-Strategy Fund’s returns and share price will fluctuate, and you may lose money by investing in the Multi-Strategy Fund. Below are some of the specific risks of investing in the Multi-Strategy Fund. Insofar as the Multi-Strategy Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

SMI Multi-Strategy Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. Overall stock market risks may affect the value of the Multi-Strategy Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Multi-Strategy Fund on a daily basis, and, as a result, such movements may negatively affect the Multi-Strategy Fund’s net asset value per share (“NAV”). When the value of the Multi-Strategy Fund’s investments goes down, your investment in the Multi-Strategy Fund decreases in value and you could lose money.

SMI Multi-Strategy Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Multi-Strategy Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Multi-Strategy Fund’s overall performance may suffer.

SMI Multi-Strategy Fund | Other Investment Company Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Other Investment Company Securities Risks. When the Multi-Strategy Fund invests in another mutual fund or an ETF, the Multi-Strategy Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Multi-Strategy Fund will incur higher expenses, many of which may be duplicative. In addition, the Multi-Strategy Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivatives transactions by the Underlying Funds). The Multi-Strategy Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

SMI Multi-Strategy Fund | Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the Multi-Strategy Fund invests may not produce the best results and may increase the volatility of the Multi-Strategy Fund’s share price.

SMI Multi-Strategy Fund | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The value of the Multi-Strategy Fund’s investment portfolio will change as the prices of its investments go up or down.
SMI Multi-Strategy Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Multi-Strategy Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

SMI Multi-Strategy Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the Multi-Strategy Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China’s military (the “Order”). The Order applies to the publicly traded securities of any company designated as a “Communist Chinese military company” (“CCMC”) by the U.S. Department of Defense or the U.S. Treasury’s Office of Foreign Assets Control (“OFAC”), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

SMI Multi-Strategy Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in fixed income securities, the Multi-Strategy Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Multi-Strategy Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Multi-Strategy Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Multi-Strategy Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Multi-Strategy Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Multi-Strategy Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Multi-Strategy Fund for any particular period.

SMI Multi-Strategy Fund | High Yield Securities Junk Bond Risk [Member]
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Risk [Text Block]

High-Yield Securities (“Junk Bond”) Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Multi-Strategy Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Multi-Strategy Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Multi-Strategy Fund or an Underlying Fund may lose its entire investment, which will affect the Multi-Strategy Fund’s return.

SMI Multi-Strategy Fund | Industry Or Sector Focus Risk [Member]
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Risk [Text Block]

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the Multi-Strategy Fund invests focus their investments in a particular industry or sector, the Multi-Strategy Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

SMI Multi-Strategy Fund | Derivatives Risk [Member]
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Derivatives Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that utilize derivatives, such as futures contracts, currency forwards and credit default swaps, the Multi-Strategy Fund is subject to the risk associated with such derivatives. Additionally, with respect to the equity investments of the Fund, Underlying Funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Multi-Strategy Fund.

Underlying Funds may use derivatives such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Multi-Strategy Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Multi-Strategy Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Multi-Strategy Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

SMI Multi-Strategy Fund | Commodity Risk [Member]
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Risk [Text Block]

Commodity Risk. Some of the Underlying Funds and other instruments in the Multi-Strategy Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Multi-Strategy Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Multi-Strategy Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the Multi-Strategy Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

SMI Multi-Strategy Fund | Bitcoin Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Risk. Underlying Funds in which the Multi-Strategy Fund invests may have exposure to bitcoin, including through bitcoin futures. The value of an Underlying Fund’s investment in bitcoin is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of an Underlying Fund. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Multi-Strategy Fund’s investment in Underlying Funds. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Multi-Strategy Fund’s investment in an Underlying Fund.

SMI Multi-Strategy Fund | R I C Qualification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”), the Multi-Strategy Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Multi-Strategy Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the Multi-Strategy Fund to fail the income source component of the RIC requirements. If, in any year, the Multi-Strategy Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Multi-Strategy Fund would be taxed as an ordinary corporation (i.e., a C corporation) and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Multi-Strategy Fund’s net assets, the amount of income available for distribution and the amount of distributions.

SMI Multi-Strategy Fund | Publicly Traded Partnership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

SMI Multi-Strategy Fund | Market Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Timing Risk. Because the Multi-Strategy Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the Multi-Strategy Fund.

SMI Multi-Strategy Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. The Multi-Strategy Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Multi-Strategy Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Multi-Strategy Fund may invest, which may cause the Multi-Strategy

Fund’s investments in such companies to lose value. There is no guarantee the Multi-Strategy Fund will be successful in protecting against cybersecurity breaches.

SMI Multi-Strategy Fund | Inverse And Leveraged E T F Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse and Leveraged ETF Risks. To the extent that the Multi-Strategy Fund invests in inverse or leveraged ETFs, the value of the Multi-Strategy Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

SMI Multi-Strategy Fund | Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Risk. The Multi-Strategy Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Multi-Strategy Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Multi-Strategy Fund invests in addition to the expenses incurred directly by the Multi-Strategy Fund.

SMI Multi-Strategy Fund | Credit Default Swaps Product Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Default Swaps Product Risk. To the extent that the Multi-Strategy Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Multi-Strategy Fund. The credit default swap market may be subject to additional regulations in the future.

SMI Multi-Strategy Fund | Mortgage Backed And Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk. To the extent that the Multi-Strategy Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

SMI Multi-Strategy Fund | Small And Mid Cap Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Cap Stocks Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

SMI Multi-Strategy Fund | Ratings Agencies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessary correlate with yield.

SMI Multi-Strategy Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.
SMI Multi-Strategy Fund | Risks Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Underlying Funds in which the Multi-Strategy Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

SMI Multi-Strategy Fund | Cash Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Risk. From time to time, the Multi-Strategy Fund may hold a substantial cash position. If the market advances during periods when the Multi-Strategy Fund is holding a large cash position, the Multi-Strategy Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Multi-Strategy Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Multi-Strategy Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Multi-Strategy Fund’s direct fees and expenses.

SMI Multi-Strategy Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying Funds in which the Multi-Strategy Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.
SMI Dynamic Allocation Fund
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the Dynamic Allocation Fund cannot guarantee that it will achieve its investment objective. An investment in the Dynamic Allocation Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Dynamic Allocation Fund’s returns and share price will fluctuate, and you may lose money by investing in the Dynamic Allocation Fund. Below are some of the specific risks of investing in the Dynamic Allocation Fund. Insofar as the Dynamic Allocation Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

SMI Dynamic Allocation Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. Overall stock market risks may affect the value of the Dynamic Allocation Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Dynamic Allocation Fund on a daily basis, and, as a result, such movements may negatively affect the Dynamic Allocation Fund’s net asset value per share (“NAV”). When the value of the

Dynamic Allocation Fund’s investments goes down, your investment in the Dynamic Allocation Fund decreases in value and you could lose money.

SMI Dynamic Allocation Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Dynamic Allocation Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Dynamic Allocation Fund’s overall performance may suffer.

SMI Dynamic Allocation Fund | Other Investment Company Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Other Investment Company Securities Risks. When the Dynamic Allocation Fund invests in another mutual fund or an ETF, the Dynamic Allocation Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Dynamic Allocation Fund will incur higher expenses, many of which may be duplicative. In addition, the Dynamic Allocation Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage by the Underlying Funds). The Dynamic Allocation Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

SMI Dynamic Allocation Fund | Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the Dynamic Allocation Fund invests may not produce the best results and may increase the volatility of the Dynamic Allocation Fund’s share price.

SMI Dynamic Allocation Fund | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The value of the Dynamic Allocation Fund’s investment portfolio will change as the prices of its investments go up or down.
SMI Dynamic Allocation Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Dynamic Allocation Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

SMI Dynamic Allocation Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. To the extent the Dynamic Allocation Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the Dynamic Allocation Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China’s military (the “Order”). The Order applies to the publicly traded securities of any company designated as a “Communist Chinese military company” (“CCMC”) by the U.S. Department of Defense or the U.S. Treasury’s Office of Foreign Assets Control (“OFAC”), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

SMI Dynamic Allocation Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. To the extent the Dynamic Allocation Fund invests in Underlying Funds that invest in fixed income securities, the Dynamic Allocation Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Dynamic Allocation Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Dynamic Allocation Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Dynamic Allocation Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Dynamic Allocation Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Dynamic Allocation Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Dynamic Allocation Fund for any particular period.

SMI Dynamic Allocation Fund | High Yield Securities Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Dynamic Allocation Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Dynamic Allocation Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic Allocation Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic Allocation Fund or an Underlying Fund may lose its entire investment, which will affect the Dynamic Allocation Fund’s return.

SMI Dynamic Allocation Fund | Industry Or Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the Dynamic Allocation Fund invests focus their investments in a particular industry or sector, the Dynamic Allocation Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

SMI Dynamic Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. To the extent the Dynamic Allocation Fund invests in Underlying Funds that utilize derivatives, such as futures contracts, currency forwards and credit default swaps, the Dynamic Allocation Fund is subject to the risks associated with such derivatives. Additionally, Underlying Funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Dynamic Allocation Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Dynamic Allocation Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Dynamic Allocation Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Dynamic Allocation Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

SMI Dynamic Allocation Fund | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. Some of the Underlying Funds and other instruments in the Dynamic Allocation Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Dynamic Allocation Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from these investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Dynamic Allocation Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the Dynamic Allocation Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

SMI Dynamic Allocation Fund | Bitcoin Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Risk. Underlying Funds in which the Dynamic Allocation Fund invests may have exposure to bitcoin, including through bitcoin futures. The value of an Underlying Fund’s investment in bitcoin is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of an Underlying Fund. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Dynamic Allocation Fund’s investment in Underlying Funds. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Dynamic Allocation Fund’s investment in an Underlying Fund.

SMI Dynamic Allocation Fund | R I C Qualification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”), the Dynamic Allocation Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Dynamic Allocation Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the Dynamic Allocation Fund to fail the income source component of the RIC requirements. If, in any year, the Dynamic Allocation Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Dynamic Allocation Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Dynamic Allocation Fund’s net assets, the amount of income available for distribution and the amount of distributions.

SMI Dynamic Allocation Fund | Publicly Traded Partnership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or as corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

SMI Dynamic Allocation Fund | Market Timing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Timing Risk. Because the Dynamic Allocation Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the Dynamic Allocation Fund.

SMI Dynamic Allocation Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. The Dynamic Allocation Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Dynamic Allocation Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Dynamic Allocation Fund may invest, which may cause the Dynamic Allocation Fund’s investments in such companies to lose value. There is no guarantee the Dynamic Allocation Fund will be successful in protecting against cybersecurity breaches.

SMI Dynamic Allocation Fund | Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Risk. The Dynamic Allocation Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Dynamic Allocation Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Dynamic Allocation Fund invests in addition to the expenses incurred directly by the Dynamic Allocation Fund.

SMI Dynamic Allocation Fund | Credit Default Swaps Product Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Default Swaps Product Risk. To the extent the Dynamic Allocation Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Dynamic Allocation Fund. The credit default swap market may be subject to additional regulations in the future.

SMI Dynamic Allocation Fund | Mortgage Backed And Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk. To the extent the Dynamic Allocation Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

SMI Dynamic Allocation Fund | Ratings Agencies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.

SMI Dynamic Allocation Fund | Cash Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Risk. From time to time, the Dynamic Allocation Fund may hold a substantial cash position. If the market advances during periods when the Dynamic Allocation Fund is holding a large cash position, the Dynamic Allocation Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Dynamic Allocation Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Dynamic Allocation Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Dynamic Allocation Fund’s direct fees and expenses.

SMI Dynamic Allocation Fund | Small And Mid Cap Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Cap Stock Risk. To the extent the Dynamic Allocation Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

SMI Dynamic Allocation Fund | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.